S000018146 [Member] Expense Example - iShares International Developed Real Estate ETF - iShares International Developed Real Estate ETF	Jun. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	$ 677